INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS

7.INVESTMENTS

The Company has various investments in entities in which it holds a significant but non-controlling interest through voting equity or through representation on the entities’ board of directors or equivalent governing bodies. Accordingly, the Company was deemed to have significant influence resulting in the Company accounting for these investments under the equity method.

On August 17, 2022, the Company, through its subsidiary, 5042 Venice, LLC, closed on the sale of the 50% held undivided tenancy-in-common interest in its equity method investment (the “TIC Interest”). As part of the transaction, the Company no longer has an equity interest in the TIC Interest. However, the Company became the manager of 5042 Real Estate Investment LLC which acquired 42.93% of the TIC Interest and the remaining 7.07% was acquired by a related party to senior management of the Company.

On July 28, 2022, the Company acquired the remaining equity and property ownership interests of N.R.O Management, LLC and The Pottery, a retail dispensary located in Los Angeles, California. See “Note 10 – Business Acquisitions” for further discussion. During the year ended December 31, 2022, the Company recorded the difference of the book value and the fair value of the equity method investment, as of the acquisition date, as a loss from equity method investments of $745,072.

		N.R.O				5042 Real
	LOB Group,	Management,	SoCal Hemp	ICANN,	5042 Venice,	Estate Investment,	Lompoc TIC,
	Inc.	LLC	JV, LLC	LLC	LLC	LLC	LLC	TOTAL
Fair Value as of December 31, 2020	$2,809,412	$2,336,713	$1,058,778	$2,045,309	$2,222,695	$—	$228,961	$10,701,868
Additions	—	—	701,254	—	—	—	86,248	787,502
Distribution	—	—	—	—	(243,880)	—	(96,900)	(340,780)
Reclass of Investment for Acquisition	—	—	—	(2,045,309)	—	—	—	(2,045,309)
Impairment Expense	—	—	(817,875)	—	—	—	—	(817,875)
(Loss) Gain on Equity Method Investments	(48,271)	(317,764)	(942,157)	—	242,705	—	(23,560)	(1,089,047)
Fair Value as of December 31, 2021	$2,761,141	$2,018,949	$—	$—	$2,221,520	$—	$194,749	$7,196,359
Additions	—	300,000	213,000	—	343	2,445,000	—	2,958,343
Distributions	—	—	—	—	(3,001,871)	—	—	(3,001,871)
Acquisition of Equity Method Investment	—	(900,000)	—	—	—	—	—	(900,000)
(Loss) Gain on Equity Method Investments	(457,671)	(1,418,949)	(213,000)	—	780,008	(665,401)	(31,626)	(2,006,639)
Fair Value as of December 31, 2022	$2,303,470	$—	$—	$—	$—	$1,779,599	$163,123	$4,246,192

During the years ended December 31, 2022 and 2021, the Company recorded net losses from equity method investments of $2,006,639 and $1,089,047, respectively. These investments are recorded at the amount of the Company’s initial investment and adjusted for the Company’s share of the investee’s income or loss and dividends paid. During the fourth quarter of the year ended December 31, 2021, the Company recognized $817,875 of other than temporary impairment as a result of the investee ceasing operations. The Company determined that the fair value of its investment in SoCal Hemp JV, LLC was nil as of December 31, 2021.